Cash and cash equivalents - Purpose of the cash flow statement, cash and cash equivalents (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Cash at banks and on hand attributable to continued operations	$ 2,922,755	$ 1,538,347	$ 9,529,723
Cash at banks and on hand attributable to discontinued operations (Note 34)	2,924,016	2,696,276	$ 9,529,723
Discontinued operations
Cash and cash equivalents
Cash at banks and on hand attributable to continued operations	1,346,509
Cash And Cash Equivalents Discontinued Operations	$ 1,261	$ 1,157,929